Fair Value Measurements - Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Price Sources (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Equity securities	$ 257	$ 175
Limited partnerships	18	1
Policy loans	4,474	4,523
GMIB reinsurance recoverable	33,169	35,311
Total	307,622	286,238
Liabilities
Embedded derivative liabilities	4,071	7,076
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Total	7,871	11,585
Fair Value	41	56
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Fair Value	126	840
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Liabilities
Fair Value	120	827
Level 3
Assets
Equity securities	2	2
Limited partnerships	1	1
Policy loans	3,467	3,454
GMIB reinsurance recoverable	262	340
Total	3,732	3,797
Liabilities
Embedded derivative liabilities	2,626	5,592
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	3,759	4,453
Total	6,385	10,045
Fair Value	0	0
Level 3 | Internal
Assets
Equity securities	1	1
Limited partnerships	1	1
Policy loans	3,467	3,454
GMIB reinsurance recoverable	262	340
Total	3,731	3,796
Liabilities
Embedded derivative liabilities	2,626	5,592
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	3,759	4,453
Total	6,385	10,045
Level 3 | External
Assets
Equity securities	1	1
Limited partnerships	0	0
Policy loans	0	0
GMIB reinsurance recoverable	0	0
Total	1	1
Liabilities
Embedded derivative liabilities	0	0
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	0	0
Total	$ 0	$ 0